Consolidated statements of income and comprehensive income (Statement) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Gold and silver sales	$ 24,955	$ 17,377
Other revenue	1,811	0
Total revenue	26,766	17,377
Purchased cost of gold and silver	14,364	14,670
Depletion of royalty, stream and other interests	7,869	2,591
Total costs of sales	22,233	17,261
Gross profit	4,533	116
Other operating expenses (income)
General and administrative expenses	2,708	2,448
Share-based compensation	2,742	0
Change in fair value of gold prepay loan	(5,454)	(4,290)
Listing expenses	23,492	0
Total other operating expenses (income)	23,488	(1,842)
Operating income (loss)	(18,955)	1,958
Change in fair value of conversion option	(1,693)	0
Finance costs	(787)	0
Foreign exchange loss	(27)	0
Total other expenses	(2,507)	0
Income (loss) before income taxes	(21,462)	1,958
Income tax recovery	41,573	0
Net income and comprehensive income	$ 20,111	$ 1,958
Earnings per share
Basic (in dollars per share)	$ 0.05	$ 0.01
Diluted (in dollars per share)	$ 0.04	$ 0.01
Weighted average number of common shares outstanding
Basic (in thousands) (in shares)	446,616	327,718
Diluted (in thousands) (in shares)	450,753	327,718